Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital
Schedule of issued and outstanding common shares (with no par value)

	2022	2021
	$	$

20,879,497 (2021 – 20,776,217) common shares	205,825	219,579

Schedule of warrants outstanding

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	C$	(years)

Balance – January 1, 2021	1,223,744	14.35	1.68
Expired	(13,600)	15.50	—
Exercised	(485,161)	15.33	0.32
Balance – December 31, 2021	724,983	13.81	1.23
Granted	47,287	5.29	9.80
Balance – December 31, 2022	772,270	13.29	0.82